Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0002087064
Registrant Name	Starrygazey Inc.
Registration File Number	333-292912
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES